Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,912	$ 2,224
Tax incentives recoverable	3,113	0
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Net investment in sublease	191	0
Interest receivables	13	0
Other recoverable taxes (Goods and services tax and value-added tax)	200	235
Other asset	1,020	0
Trade and other receivables	$ 8,393	$ 4,403